Business Combinations - Schedule of Consideration Transferred to the PIH Unitholders (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Purchase price:
Cash	$ 6,600
Presidio Investment Holdings LLC [Member]
Purchase price:
Cash	134,994
Total purchase consideration	165,028
EQV Resources LLC [Member]
Purchase price:
Cash	29,022
Total purchase consideration	66,838
Class A Common Stock [Member] | Presidio Investment Holdings LLC [Member]
Purchase price:
Total purchase consideration	18,977
Class A Common Stock [Member] | EQV Resources LLC [Member]
Purchase price:
Total purchase consideration	37,816
EQV Holdings common units [Member] | Presidio Investment Holdings LLC [Member]
Purchase price:
Total purchase consideration	$ 11,057